VESSELS AND EQUIPMENT, NET - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2021 USD ($)	Dec. 31, 2021 vessel
Property, Plant and Equipment [Line Items]
Depreciation | $	$ 64,968	$ 57,046
Depreciation, capital leases | $	$ 7,400
Number of vessels held for sale	5
Newcastlemax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end	13		13
Capesize Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end	35		35
Panamax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end	28		31
Number of vessels delivered	3
Supramax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end	2		2
Number of vessels held for sale	2
Ballast Water Treatment System
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs | $	$ 4,000
Vessels and Equipment
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs | $	3,995
Depreciation | $	$ 57,556